Note 7 - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss before income taxes	$ (1,163)	$ (1,185)
Less net loss attributable to non-controlling interest in subsidiary	(510)	(178)
Loss before income taxes attributable to Avalon Holdings Corporation common shareholders	$ (653)	$ (1,007)
Federal statutory rate	35.00%	35.00%
	$ (229)	$ (352)
State income taxes, net of federal income tax benefits	38	49
Change in valuation allowance	233	476
Increase in available federal tax credit	(29)	$ (44)
Decrease in capital loss carryforward	10
Other nondeductible expenses	44	$ 49
State	(42)	(122)
Federal	(8)	(9)
Other, net	42	26
	$ 59	$ 73